Note to Schedule One - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 408,660,000	$ 408,500,000
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information		25.00%
Cash dividend was declared by subsidiaries	0	$ 0	$ 0
Cash dividend was paid by subsidiaries	$ 0	$ 0	$ 0